RELATED PARTY TRANSACTIONS - Main transactions in 2021 (Details) R$ in Thousands																12 Months Ended
	Dec. 29, 2021 BRL (R$)	Dec. 26, 2021 BRL (R$)	Dec. 10, 2021 BRL (R$)	Dec. 08, 2021 BRL (R$)	Dec. 02, 2021 BRL (R$)	Nov. 25, 2021 BRL (R$)	Nov. 02, 2021 BRL (R$)	Oct. 25, 2021 BRL (R$)	Oct. 12, 2021 BRL (R$)	Aug. 17, 2021 BRL (R$)	Jul. 04, 2021	May 21, 2021 BRL (R$)	May 12, 2021 BRL (R$)	May 11, 2021 BRL (R$)	Apr. 07, 2021 BRL (R$)	Dec. 31, 2021	Dec. 31, 2020
Eletrobras, Petrobras, Breitener Tambaqui and Breitener Jaraqui
RELATED PARTY TRANSACTIONS
Number of law suits filed											7
Transaction amount															R$ 436,025
Eletrobras, Eletronorte and Companhia de Eletricidade do Amap (CEA)
RELATED PARTY TRANSACTIONS
Transaction amount														R$ 306,182
Eletrobras, Banco do Brasil and Banco do Brasil Banco de Investimentos
RELATED PARTY TRANSACTIONS
Transaction amount													R$ 675,000
Eletronuclear and BNDES
RELATED PARTY TRANSACTIONS
Transaction amount												R$ 129,246
CGT Eletrosul and companhia Estadual de Transmisso de Energia Eltrica (CEEE-T)
RELATED PARTY TRANSACTIONS
Transaction amount						R$ 217,551						R$ 83,101
Percentage of the distributor's capital												49.00%
Furnas and Banco da Amazonia (BASA)
RELATED PARTY TRANSACTIONS
Transaction amount										R$ 200,000
Percentage of the distributor's capital												122.84%
Furnas and Banco do Brasil (BB)
RELATED PARTY TRANSACTIONS
Interest variable spread rate										2.25
Transaction amount										R$ 600,000
Eletrobras and SPE Chapada do Piaui II
RELATED PARTY TRANSACTIONS
Transaction amount								R$ 84,280
Eletrobras, Furnas, CGT Eletrosul, SPE Teles Pires and BNDES
RELATED PARTY TRANSACTIONS
Transaction amount				R$ 571,000
Furnas e SPE Mata de Santa Genebra Transmissora S.A (MSG)
RELATED PARTY TRANSACTIONS
Maximum amount of guarantee									R$ 1,500,000
Transaction amount			R$ 748,500
Percentage of the distributor's capital									49.90%
Chesf e Fundao Chesf de Assistncia e Seguridade Social (Fachesf)
RELATED PARTY TRANSACTIONS
Transaction amount		R$ 1,594,265
Eletrobras e Eletronorte
RELATED PARTY TRANSACTIONS
Transaction amount	R$ 1,849,138
Eletronorte | Eletronorte, Furnas, Chesf e Telebras
RELATED PARTY TRANSACTIONS
Transaction amount							R$ 73,082
Furnas
RELATED PARTY TRANSACTIONS
Percentage of the distributor's capital																99.56%	99.56%
Furnas | Eletronorte, Furnas, Chesf e Telebras
RELATED PARTY TRANSACTIONS
Transaction amount					R$ 88,443
CHESF. | Eletronorte, Furnas, Chesf e Telebras
RELATED PARTY TRANSACTIONS
Transaction amount					R$ 66,027